Sweater Cashmere Fund

SCHEDULE OF INVESTMENTS

12/31/2022 (Unaudited)

Fair Value
Portfolio Companies - 18.9%
Consumer Technology - 4.6%
GO, Inc., shares 400,160[1,2,3]	$500,000

Human Resource Technology - 9.2%
IsoTalent, Inc. - Series Seed-1 Preferred Stock, shares 764,292[1,2,3]	1,000,000

Property Technology - 5.1%
Eloit Street, Inc. dba Guest House, shares 2,012,882[1,2,3]	300,000
True Footage Inc. - Series A Prime Preferred Stock, shares 38,836[1,2,3]	250,000
Total Property Technology	550,000

Total Portfolio Companies (Cost $2,050,000)	2,050,000

Portfolio Funds - 3.5%
Fund of Funds - 3.5%
Curate Capital Fund I, LP1,2,3	170,000
Ganas Ventures I, a series of Ganas Ventures, LP1,2,4,5	62,500
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,2,4,5	150,000
Total Portfolio Funds (Cost $382,500)	382,500

Simple Agreements for Future Equity in Portfolio Companies - 39.1%
Consumer Goods and Retail - 13.4%
Drupely, Inc. dba Graza[1,2,3]	200,000
FEAT Socks, Inc.[1,2,3]	250,000
Frances Valentine, LLC[1,2,3]	500,000
IQ Bar, Inc.[1,2,3]	250,000
Nomadica[1,2,3]	250,000
Total Consumer Goods and Retail	1,450,000

Consumer Technology - 6.9%
After Services, Inc. - Tranche 1[1,2,3]	250,000
After Services, Inc. - Tranche 2[1,2,3]	250,000
The Last Gameboard, Inc.[1,2,3]	250,000
Total Consumer Technology	750,000

Education Technology - 2.3%
EdInvent, Inc. dba Accredible[1,2,3]	250,000

Financial Technology - 1.8%
EarlyBird Central, Inc.[1,2,3]	200,000

Healthcare - 11.5%
Lazzaro Medical, Inc.[1,2,3]	250,000
Parallel Health, Inc.[1,2,3]	250,000
Pear Suite, Inc.[1,2,3]	250,000
Wyndly Health, Inc.[1,2,3]	500,000
Total Healthcare	1,250,000

Logistics - 2.3%
Shappi, Inc.[1,2,3]	250,000

Property Technology - 0.9%
Nada Holdings, Inc.[1,2,3]	100,000
Total Simple Agreements for Future Equity in Portfolio Companies (Cost $4,250,000)	4,250,000

Short-Term Investments - 40.2%
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.15%, shares 4,362,401[6]	$4,362,401
Total Short-Term Investments (Cost $4,362,401)	4,362,401

Total Investments (Cost $11,044,901) - 101.7%	11,044,901
Liabilities in excess of other assets - (1.7%)	(181,401)
Net Assets - 100%	$10,863,500

LP - Limited Partnership

LLC - Limited Liability Company

[1]	Restricted security. The total value of these securities is $6,682,500, which represents 61.5% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Non-Income Producing
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $6,470,000, which represents 59.6% of Fund net assets.
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[6]	Rate disclosed represents the seven day yield as of period end.

See accompanying Notes to Schedule of Investments

Sweater Cashmere Fund

Notes to the schedule of investments

December 31, 2022 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2022 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
After Services, Inc. - Tranche 1	6/6/2022	$250,000	$250,000	2.3%
After Services, Inc. - Tranche 2	6/6/2022	250,000	250,000	2.3%
Curate Capital Fund I, LP	7/1/2022	170,000	170,000	1.6%
Drupely, Inc. dba Graza	6/17/2022	200,000	200,000	1.8%
EarlyBird Central, Inc.	6/3/2022	200,000	200,000	1.8%
EdInvent, Inc. dba Accredible	7/29/2022	250,000	250,000	2.3%
Eloit Street, Inc. dba Guest House	11/18/2022	300,000	300,000	2.8%
FEAT Socks, Inc.	6/15/2022	250,000	250,000	2.3%
Frances Valentine, LLC	11/18/2022	500,000	500,000	4.6%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	62,500	62,500	0.6%
GO, Inc.	11/18/2022	500,000	500,000	4.6%
IQ Bar, Inc.	8/12/2022	250,000	250,000	2.3%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,000,000	9.2%
Lazzaro Medical, Inc.	7/1/2022	250,000	250,000	2.3%
Nada Holdings, Inc.	6/17/2022	100,000	100,000	0.9%
Nomadica	7/1/2022	250,000	250,000	2.3%
Parallel Health, Inc.	6/28/2022	250,000	250,000	2.3%
Pear Suite, Inc.	11/14/2022	250,000	250,000	2.3%
Shappi, Inc.	9/16/2022	250,000	250,000	2.3%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A	9/16/2022	150,000	150,000	1.4%
The Last Gameboard, Inc.	12/9/2022	250,000	250,000	2.3%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	250,000	2.3%
Wyndly Health, Inc.	9/13/2022	500,000	500,000	4.6%
		$6,682,500	$6,682,500	61.5%